SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Description of annual franchise tax known as the Texas margin tax	The Texas margin tax, which is equal to 1% of the lesser of: (a) 70% of a taxable entity’s revenue; and (b) 100% of total revenue less, at the election of the taxpayer: (i) cost of goods sold; or (ii) compensation.